Other disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Share-based payment expensed in the income statement

Share-based payment expensed in the income statement
DKK million	2025	2024	2023
Restricted stock units to employees	576	380	365
Long-term share-based incentive programme (Management Board)	119	314	304
Long-term share-based incentive programme (Management group below Management Board)	437	1,403	1,271
Restricted stock units to individual employees	303	192	209
Share-based payment expensed in the income statement	1,435	2,289	2,149

Outstanding restricted stock units

General terms and conditions of 2025-2023 programmes
	100 year anniversary programme	Management Board			Management group below Management Board			Individual employees
Year of launch	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Preliminary number of shares outstanding[1] (million)	3.3	0.3	0.2	0.3	1.5	0.9	1.3	0.6	0.1	0.1
Fair value per restricted stock unit at grant date (DKK)	446	545	767	456	545	767	456	331	794	544
Performance and vesting period	2023 to 2026	2025 to 2027	2024 to 2026	2023 to 2025	2025 to 2027	2024 to 2026	2023 to 2025	2025 to 2028	2024 to 2027	2023 to 2026
Allocation date	Aug 2026	Feb 2028	Feb 2027	Feb 2026	Feb 2028	Feb 2027	Feb 2026	2028	2027	2026
Amortisation period	3.5 years	3 years	3 years	3 years	3 years	3 years	3 years	1 - 3 years	1 - 3 years	1 - 3 years
1. The number of shares to be allocated at target under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the 3-year performance period is higher or lower compared to targets determined by the Board of Directors. The maximum number is capped.

Contractual obligations not recognised in the balance sheet

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non- current	Total
2025
Leases[1]	265	717	982
Research and development obligations	10,201	15,705	25,906
Research and development – potential milestone payments[2]	1,610	23,341	24,951
Commercial product launch – potential milestone payments[2]	278	27,721	27,999
Purchase obligations relating to investments in property, plant and equipment	16,775	3,668	20,443
Purchase obligations relating to contract manufacturers	15,746	75,285	91,031
Other purchase obligations	8,832	5,702	14,534
Total obligations not recognised in the balance sheet	53,707	152,139	205,846
2024
Leases[1]	288	3,893	4,181
Research and development obligations	12,101	23,215	35,316
Research and development – potential milestone payments[2]	2,076	32,507	34,583
Commercial product launch – potential milestone payments[2]	384	16,543	16,927
Purchase obligations relating to investments in property, plant and equipment	8,305	3,354	11,659
Purchase obligations relating to contract manufacturers	8,925	62,136	71,061
Other purchase obligations	10,531	8,463	18,994
Total obligations not recognised in the balance sheet	42,610	150,111	192,721
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases.  2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.

Fair value of recognized assets and liabilities

Fair value recognised at date of acquisition (final)
				2024
	Fill-finish sites		Other acquisi- tions
DKK million	Provisional	Final		Total
Know-how	41,102	41,102	—	41,102
Intellectual property rights and other intangible assets	311	90	52	142
Property, plant and equipment	24,839	24,034	608	24,642
Deferred tax assets (liabilities), net	992	924	(7)	917
Provisions	(1,084)	(884)	—	(884)
Other net assets	1,290	1,228	(2)	1,226
Net identifiable assets acquired	67,450	66,494	651	67,145
Goodwill	15,293	15,245	30	15,275
Purchase price	82,743	81,739	681	82,420
Settlement from closing mechanism (receivable)	—	1,004	—	1,004
Settlement of pre-existing relationships	(597)	(597)	—	(597)
Cash consideration transferred	82,146	82,146	681	82,827
Cash acquired	(664)	(664)	—	(664)
Cash used for acquisition of businesses; net of cash acquired	81,482	81,482	681	82,163

Material transactions with related parties

Material transactions with related parties
DKK million	2025	2024	2023
Novo Holdings A/S
Purchase of Novo Nordisk B shares	—	10,164	8,775
Acquisition of fill-finish sites (note 5.3)	—	82,146	—
Settlement for prior year's acquisition of fill-finish sites (note 5.3)	(1,004)	—	—
Dividend payment to Novo Holdings A/S	14,591	12,502	9,028
Services provided by Novo Nordisk	(55)	(33)	(17)

Subsidiaries of Novo Holding A/S
•Catalent Group
Services provided by Catalent	743	—	—

•Novonesis Group
Services provided by Novo Nordisk	(42)	(48)	(48)
Services provided by Novonesis	280	117	112
Assets purchased from Novonesis	125	—	—

•Altasciences Group
Services provided by Altasciences	103	146	229

•Other subsidiaries
Services provided to Novo Nordisk	139	93	—

NNIT Group
Services provided by NNIT	237	257	436

Remuneration to executive management and board of directors

Remuneration to Executives and Board of Directors
DKK million	2025	2024	2023
Salary and short-term incentive	127	180	173
Pension	11	18	17
Benefits	16	10	12
Long-term incentive[1]	100	112	121
Termination payments[2]	220	45	7
Executives in total[3,4]	474	365	330
Fees to Board of Directors[5]	24	23	22
Total	498	388	352
1. Refer to note 5.1 for further information on share-based payment schemes.
2. Includes recruitment-related payments for all years which for 2025 amounted to DKK 6 million.
3. Total remuneration for persons registered as members of Executive Management with the
Danish Business Authority amounts to DKK 46 million (DKK 88 million in 2024 and DKK 195 million in
2023).
4. Executive Management comprises the Chief Executive Officer, Executive Vice Presidents and two
Senior Vice Presidents. The remuneration disclosed includes only the Executives, meaning the Chief
Executive Officer and Executive Vice Presidents.
5. All members of the Board of Directors are registered with the Danish Business Authority. Fees paid to observers in Novo Nordisk's board meetings amounted to DKK 0.9 million and are not included in the table above (no payments to observers in 2024 and 2023).

Fee to statutory auditors

DKK million	2025	2024	2023
Statutory audit[1]	43	35	30
Audit-related services	6	5	3
Tax advisory services	10	9	8
Other services	6	13	18
Total fees to statutory auditors	65	62	59
1. Statutory audit fees in 2024 include DKK 5 million of additional fees mainly related to business acquisitions.

Companies in the Novo Nordisk Group

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
US Operations
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Corporate Development US, Inc., US	100			•
Novo Nordisk Research & Development US, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Holdings Inc., US	100				•
Akero Therapeutics Inc., US	100			•
Catalent Indiana LLC, US	100		•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

International Operations
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma GmbH, Austria	100	•
Novo Nordisk Azerbaijan LLC, Azerbaijan	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Production Belgium S.A, Belgium	100		•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Colombia SAS, Colombia	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk Production Czech s.r.o, Czech Republic	100		•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk, France	100	•
Cardior Pharmaceuticals GmbH, Germany	100			•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars Co. (PJS), Iran	100	•	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Production Ireland Ltd., Ireland	100		•
Novo Nordisk Ltd, Israel	100	•
Catalent Anagni S.R.L, Italy	100		•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Service Centre Mexico, S.A., Mexico	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Regional Headquarters Company, Saudi Arabia	100				•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•
Novo Nordisk Vietnam Ltd., Vietnam	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.